Related party transactions (Tables)	12 Months Ended
Mar. 31, 2018
Related party transactions [abstract]
Schedule of transactions between related parties
The following significant transactions with related parties were in the normal course of business. Amounts receivable from and payable to related parties are due on normal commercial terms:

	2018	2017	2016
	£m	£m	£m
Sales: Goods and services supplied to a pension plan	3	3	3
Sales: Goods and services supplied to joint ventures[1]	14	78	9
Sales: Goods and services supplied to associates[2]	220	—	4
Purchases: Goods and services received from joint ventures[3]	135	168	183
Purchases: Goods and services received from associates[3]	160	169	83

Receivable from joint ventures[4]	160	64	7
Receivable from associates[4]	376	457	—
Payable to joint ventures[5]	—	84	96
Payable to associates	17	27	7
Interest income from joint ventures	4	—	—
Interest income from associates	27	—	—

Dividends received from joint ventures[6]	43	75	48
Dividends received from associates[7]	170	24	24

1.	In 2018 £5 million (2017: £68 million) of property sites were sold to joint venture St William Homes LLP.

2.
Sales in the year relate to transactions with Quadgas HoldCo Limited. Within this is other income of £54 million relating to a Transitional Service Agreement following the sale of the UK Gas Distribution business to Quadgas HoldCo Limited.

3.
During the year the Group received goods and services from a number of US associates, both for the transportation of gas and for pipeline services in the US. Additionally, goods and services were received from UK joint ventures for the construction of a transmission link in the UK.

4.
Amounts receivable from associates includes a loan receivable balance from Quadgas HoldCo Limited of £352 million (2017: £434 million) and a loan receivable balance of £130 million (2017: £61 million) from Nemo Link Limited (a joint venture).

5.	In previous years the amounts payable to joint ventures include deposits received for National Grid property sites from St William Homes LLP which have been settled during the year.

6.	Dividends in respect of joint ventures were received from BritNed Development Limited.

7.	Within dividends received from associates in 2018, £144 million (2017: £nil) was from Quadgas HoldCo Limited.